Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets related to:
Employee benefits	$ 74,288	$ 31,067
Inventories	64,484	53,229
Valuation and other reserves	48,278	18,372
Net operating loss carryforwards	171,781	5,379
Cumulative noncurrent deferred tax assets at end of period	70,367	31,467	73,588
Other items, net	14,191
Gross deferred tax assets	443,389	139,514
Valuation allowance on deferred tax assets	(6,133)	(5,858)
Total net deferred tax assets	437,256	133,656
Deferred tax liabilities related to:
Property, plant and equipment	(638,730)	(257,366)
Goodwill and other intangibles	(288,471)	(78,577)
Other items, net		(2,891)
Total deferred tax liabilities	(927,201)	(338,834)
Net deferred tax liability	$ (489,945)	$ (205,178)